CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the financial years ended December 31,
	2023		2024		2025		2025
	SGD’000		SGD’000		SGD’000		US$’000
Amount of the Company’s revenue
Customer A	-	*	7,795		9,497		7,385
Customer B	3,495		2,652		-	*	-	*
Customer C	4,372		-	*	-	*	-	*

*	Revenue from relevant customer was less than 10% of the Company’s total revenue for the year.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2024	2025		2025
	SGD’000	SGD’000		US$’000
Amount of the Company’s accounts receivable
Customer A	1,592	4,995		3,884
Customer B	573	-	**	-	**
Customer C	762	-	**	-	**

**	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the financial years ended December 31,
	2023	2024		2025		2025
	SGD’000	SGD’000		SGD’000		US$’000
Amount of the Company’s purchase
Supplier A	1,574	1,642		2,002		1,557
Supplier B	1,172	-	#	-	#	-	#
Supplier C	1,103	1,266		-	#	-	#

#	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2024		2025		2025
	SGD’000		SGD’000		US$’000
Amount of the Company’s accounts payable
Supplier A	-	##	165		128
Supplier C	117		226		176
Supplier D	80		-	##	-	##

##	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the year.

SCHEDULE OF DERIVATIVE FINANCIAL INSTRUMENTS

The following table sets out the derivative financial instruments as at the end of the reporting period:

	As of December 31,
	2024	2025
	SGD’000	SGD’000

Interest rate swap	4,417	3,417

	As of December 31,
	2024	2025
	US$’000	US$’000

Foreign exchange option	500	200